Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2025
Statement [LineItems]
Analysis of the Age of Receivables from Financial Services that are Past Due
The analysis of the age of receivables from financial
services
that are past due as of March 31, 2024 and 2025 is as follows:

	Yen (millions)
As of March 31, 2024	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥328,741	¥74,948	¥19,722	¥17,246	¥440,657
Finance lease	1,499	258	16	481	2,254
Dealer finance receivables:
Wholesale	10,457	51	16	44	10,568

Total	¥340,697	¥75,257	¥19,754	¥17,771	¥453,479

	Yen (millions)
As of March 31, 2025	Less than 30 days past due	30-59 days past due	60-89 days past due	90 days and greater past due	Total
Consumer finance receivables:
Retail	¥378,755	¥92,347	¥23,455	¥21,269	¥515,826
Finance lease	1,921	265	21	614	2,821
Dealer finance receivables:
Wholesale	17,211	54	16	85	17,366

Total	¥397,887	¥92,666	¥23,492	¥21,968	¥536,013

Summary of retail receivables included in consumer finance receivables
The balances of retail receivables included in consumer finance receivables as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2024		Not credit- impaired (Stage 2)	Credit- impaired (Stage 3)
Consumer finance receivables:
Retail*	¥6,919,715	¥374,582	¥36,162	¥7,330,459

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2025		Not credit- impaired (Stage 2)	Credit- impaired (Stage 3)
Consumer finance receivables:
Retail*	¥7,060,827	¥932,769	¥40,908	¥8,034,504

Explanatory note:

*
The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.

Dealer Finance Receivables and Undiscounted Maximum Amounts of Potential Payment for Loan Commitments
The balances of dealer finance receivables and the undiscounted maximum amounts of potential payment for loan commitments by this risk rating as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2024		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Dealer finance receivables:
Group A	¥527,138	¥3,403	¥6,010	¥536,551
Group B	166,726	3,559	199	170,484

Total	¥693,864	¥6,962	¥6,209	¥707,035

Loan commitments:
Group A	¥82,802	¥—	¥—	¥82,802
Group B	9,571	—	—	9,571

Total	¥92,373	¥—	¥—	¥92,373

The undiscounted
 maximum amount of potential payment for guarantees of bank loans of employees for their housing costs as of March 31, 2024 is ¥5,034 million.

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
As of March 31, 2025		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Dealer finance receivables:
Group A	¥522,368	¥1,866	¥5,029	¥529,263
Group B	215,160	1,617	26	216,803

Total	¥737,528	¥3,483	¥5,055	¥746,066

Loan commitments:
Group A	¥107,073	¥—	¥—	¥107,073
Group B	20,275	—	—	20,275

Total	¥127,348	¥—	¥—	¥127,348

The undiscounted maximum amount of potential payment for guarantees of bank loans of emp loyee
s for their housing costs as of March 31, 2025 is ¥4,286 million.

Non-derivative Financial Liabilities by Maturity
Non-derivative
financial liabilities by maturity as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
As of March 31, 2024	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,609,836	¥1,609,836	¥—	¥—	¥1,609,836
Financing liabilities	10,163,557	4,379,834	5,875,709	686,075	10,941,618
Accrued expenses	638,319	638,319	—	—	638,319
Other financial liabilities	421,185	117,190	117,172	221,844	456,206

Total	¥12,832,897	¥6,745,179	¥5,992,881	¥907,919	¥13,645,979

	Yen (millions)
As of March 31, 2025	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Trade payables	¥1,663,487	¥1,663,487	¥—	¥—	¥1,663,487
Financing liabilities	11,451,267	4,819,178	6,331,191	1,245,640	12,396,009
Accrued expenses	728,935	728,935	—	—	728,935
Other financial liabilities	406,670	115,587	115,839	215,609	447,035

Total	¥14,250,359	¥7,327,187	¥6,447,030	¥1,461,249	¥15,235,466

Summary of Lease liabilities by maturity
Other financial liabilities include lease liabilities. Lease liabilities by maturity as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
As of March 31, 2024	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Lease liabilities	¥332,406	¥79,012	¥101,205	¥187,211	¥367,428

	Yen (millions)
As of March 31, 2025	Carrying amount	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Lease liabilities	¥322,923	¥72,062	¥103,245	¥188,046	¥363,353

Derivative Financial Liabilities by Maturity
Derivative financial liabilities by maturity as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
As of March 31, 2024	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥121,922	¥154,387	¥3,863	¥280,172

	Yen (millions)
As of March 31, 2025	Within 1 year	Between 1 and 5 years	Later than 5 years	Total contractual cash flows
Derivative financial liabilities	¥69,252	¥138,665	¥7,443	¥215,360

Currency risk [member]
Statement [LineItems]
Market Risk Sensitivity Analysis
The following scenario demonstrates the impact of a 1% appreciation of the Japanese yen against the U.S. dollar on profit before income taxes, holding all variables other than the foreign currency exchange rate constant.

	Yen (millions)
	2024	2025
Impact on profit before income taxes	¥(4,138)	¥(2,162)

Interest rate risk [member]
Statement [LineItems]
Market Risk Sensitivity Analysis
The following scenario demonstrates the impact of a 100 basis point rise in interest rates on profit before income taxes, holding all variables other than interest rates constant.

	Yen (millions)
	2024	2025
Impact on profit before income taxes	¥(24,322)	¥(22,118)

Credit facility [member]
Statement [LineItems]
Unused Portions of Credit Facility
The unused portions of the credit facility of Honda’s commercial paper and medium-term note programs as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Commercial paper	¥900,657	¥711,885
Medium-term notes	1,857,974	2,381,972

Total	¥2,758,631	¥3,093,857

Committed lines of credit [member]
Statement [LineItems]
Unused Portions of Credit Facility
The unused portions of the committed lines of credit extended by financial institutions to Honda as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Commercial paper programs	¥1,461,590	¥1,433,976
Other	63,759	72,482

Total	¥1,525,349	¥1,506,458